Document and Entity Information	Nov. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	May 01, 2018